SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-15983)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No. ____	[ ]
	Post-Effective Amendment No. 54	[X]
and
REGISTRATION STATEMENT (No. 811-05251)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 54	[X]

Fidelity Concord Street Trust
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
(X)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 54 to Fidelity Concord Street Trust's Registration Statement on Form N-1A is to designate a new effective date, February 10, 2008, for the previously filed Post-Effective Amendment No. 53. The prospectus, statement of additional information (SAI), and Part C for this Post-Effective Amendment No. 54 are identical to those filed in Post-Effective Amendment No. 53, and the prospectus, SAI, and Part C are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 53.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 9th day of January, 2009.

FIDELITY CONCORD STREET TRUST
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	January 9, 2009
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	January 9, 2009
Christine Reynolds		(Principal Financial Officer)

/s/Edward C. Johnson 3d	†	Trustee	January 9, 2009
Edward C. Johnson 3d

/s/James C. Curvey	*	Trustee	January 9, 2009
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	January 9, 2009
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	January 9, 2009
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	January 9, 2009
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	January 9, 2009
Joseph Mauriello

/s/Cornelia M. Small	*	Trustee	January 9, 2009
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	January 9, 2009
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	January 9, 2009
David M. Thomas

/s/Michael E. Wiley	*	Trustee	January 9, 2009
Michael E. Wiley

† Signature affixed by Abigail P. Johnson, pursuant to a power of attorney dated April 1, 2007 and filed herewith.

* By: /s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated August 1, 2008 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director or Trustee, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Newbury Street Trust

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director or Trustee, (collectively, the "Funds"), hereby revoke all previous powers of attorney I have given to sign and otherwise act in my name and behalf in matters involving the Funds and hereby constitute and appoint Abigail P. Johnson my true and lawful attorney-in-fact, with full power of substitution, and with full power to said attorney-in-fact to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2007.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	April 1, 2007
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-14, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2008.

WITNESS our hands on this first day of August 2008.

/s/James C. Curvey	/s/Cornelia M. Small
James C. Curvey	Cornelia M. Small
/s/Dennis J. Dirks	/s/William S. Stavropoulos
Dennis J. Dirks	William S. Stavropoulos
/s/Alan J. Lacy	/s/David M. Thomas
Alan J. Lacy	David M. Thomas
/s/Ned C. Lautenbach	/s/Michael E. Wiley
Ned C. Lautenbach	Michael E. Wiley
/s/Joseph Mauriello
Joseph Mauriello